Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities (Abstract)
Accrued loan interest and loan fees	$ 312	$ 62
Accrued operating expenses	2,501	1,311
Accrued voyage expenses and commissions	1,543	909
Accrued general and administrative expenses	1,031	499
Total	$ 5,387	$ 2,781